INCOME TAXES	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
18.	INCOME TAXES

Rate Reconciliation

The provision for income tax differs from the amount that would have resulted by applying the combined Canadian statutory income tax rates of approximately 26.5% (2016 – 26.5%):

	December 31, 2017	December 31, 2016

Income before income taxes	$17,152	$4,798
	26.5%	26.5%
Tax expense (recovery) calculated using statutory rates	4,545	1,271

(Earnings not taxable) expenses not deductible	(3,491)	(1,361)

Change in tax benefits not recognized	(1,054)	90
Income tax expenses (recovery)	$-	$-

Components of deferred tax assets and liabilities

	December 31, 2017	December 31, 2016
Deferred tax liabilities
Inventory	$(4,724)	$-
Property, plant & equipment	(31,606)	-
Derivative assets	(255)	-
Deferred tax asset
Non-capital loss carryforwards	36,585	-
	$-	$-

Unrecognized deferred tax assets

Deductible temporary differences for which deferred tax assets have not been recognized are attributable to the following:

	December 31, 2017	December 31, 2016
Property, plant and equipment	$-	$4,802
Decommissioning and restoration liability	29,200	27,275
Capital losses	3,420	10,143
Non-capital losses, expiring 2034 to 2037	95,730	98,696
Share issuance cost	3,150	5,178
Loan facility and secured notes payable	2,439	11,334
	$133,939	$157,428

The Company also has deductible temporary differences of $34,580 (2016 -$90,655) related to the Northwest Territories mining royalty that are not recognized in these financial statements.